UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:		6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	April 14, 2000

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CL A    COM              027070101     1059    43000 SH       SOLE                    43000
APPLIED PWR INC CL A           COM              038225108      855    30000 SH       SOLE                    30000
AT&T                           COM              001957109     7678   136500 SH       SOLE                   110000             26500
ATLANTIC RICHFIELD CO COM      COM              048825103      408     4800 SH       SOLE                                       4800
BANC ONE CORP COM              COM              06423A103      856    24900 SH       SOLE                    10000             14900
BURLINGTON RESOURCES           COM              122014103     1110    30000 SH       SOLE                    30000
C-CUBE MICROSYSTEMS            COM              125015107     7645   105000 SH       SOLE                   100000              5000
CAPSTEAD MRTG CORP             COM              14067E100      446   115100 SH       SOLE                   100000             15100
CARDINAL HEALTH INC COM        COM              14149Y108     1149    25050 SH       SOLE                                      25050
CHART INDUSTRIES               COM              16115Q100     1919   602024 SH       SOLE                   600000              2024
CHARTER ONE FINL INC COM       COM              160903100     7167   341275 SH       SOLE                   202500            138775
CHECKFREE HOLDINGS CORP        COM              162816102    37215   527875 SH       SOLE                   500000             27875
CHECKPOINT SYS INC             COM              162825103     9999  1193875 SH       SOLE                  1161400             32475
CONSECO                        COM              208464107    40063  3502662 SH       SOLE                  3250000            252662
CONSOL STORES CORP             COM              210149100      606    53300 SH       SOLE                                      53300
CROWN CORK & SEAL CO           COM              228255105     2725   170300 SH       SOLE                   150000             20300
DUFF & PHELPS SELECT UTIL      COM              264324104      172    19500 SH       SOLE                                      19500
EQUIFAX INC COM                COM              294429105      730    28900 SH       SOLE                      100             28800
EVERCEL                        COM              299759100     2578   125000 SH       SOLE                   125000
EXABYTE CORP                   COM              300615101      186    25000 SH       SOLE                                      25000
FEDERATED DEPT STORE           COM              31410H101      417    10000 SH       SOLE                                      10000
GREAT ATL & PAC CO             COM              390064103    20011  1026200 SH       SOLE                   900000            126200
HORIZON PHARMACY               COM              439902107     2511   410000 SH       SOLE                   410000
HOUSTON EXPL CO COM            COM              442120101      540    30000 SH       SOLE                    30000
IMAX CORP                      COM              45245E109    10825   502000 SH       SOLE                   450000             52000
K MART CORP                    COM              482584109     9204   950000 SH       SOLE                   900000             50000
MCI WORLDCOM INC               COM              55268b106     1306    28814 SH       SOLE                                      28814
MERCURY GENERAL CORP           COM              589400100    11281   382400 SH       SOLE                   300000             82400
MIDAS GROUP INC COM            COM              595626102      690    28750 SH       SOLE                                      28750
MILESTONE SCIENTIFIC COM       COM              59935P100     1838   840000 SH       SOLE                   825000             15000
NATIONAL HEALTH REALTY INC     COM              635905102     2653   326584 SH       SOLE                                     326584
NATIONAL HEALTHCARE CORP       COM              635906100     4160   783084 SH       SOLE                                     783084
NETBANK INC COM                COM              640933107      791    60850 SH       SOLE                    56000              4850
NOBEL LEARNING COMMUNITIES INC COM              654889104     1113   159000 SH       SOLE                   159000
NORTHLAND CRANBERRIES          COM              666499108     5492  1010000 SH       SOLE                   945000             65000
OGDEN CORP                     COM              676346109     2832   237250 SH       SOLE                   234000              3250
RYANS FAMILY STK HSE COM       COM              783519101      143    15000 SH       SOLE                    15000
SLI INC COM                    COM              78442T108    10710   630000 SH       SOLE                   605000             25000
UCAR INTL INC COM              COM              90262K109      659    50000 SH       SOLE                    50000
UNION PACIFIC RESOUR CES GROUP COM              907834105      725    50000 SH       SOLE                    50000
UNOCAL CORP COM                COM              915289102      306    10300 SH       SOLE                                      10300
USX-MARATHON GROUP             COM              902905827      782    30000 SH       SOLE                    30000